Accounting Policies - Parent (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Line Items]
Disclosure of Information about Key Judgements and Key Estimates

Key judgements	–Determining an appropriate definition of default
–Establishing the criteria for a significant increase in credit risk (SICR) and, for corporate borrowers, internal credit risk rating
–Determining the need for any judgemental adjustments
–Determining the need to assess corporate Stage 3 exposures individually
Key estimates	–Forward-looking multiple economic scenario assumptions
–Probability weights assigned to multiple economic scenarios
b) Provisions and contingent liabilities

Key judgements	–Determining whether a present obligation exists
–Determining the likely outcome of future legal decisions
Key estimates	–Probability, timing, nature and amount of any outflows that may arise from past events

Key judgements	–Setting the criteria for constructing the corporate bond yield curve used to determine the discount rate
–Determining the methodology for setting the inflation assumption
Key estimates	–Discount rate applied to future cash flows
–Rate of price inflation
–Expected lifetime of the schemes' members
–Valuation of pension fund assets whose values are not based on market observable data

Key judgements:	–Determining the basis of goodwill impairment testing and the methodology for determining the carrying value of CGUs, including the need for planning assumptions and internal capital allocations
Key estimates:	–Forecast cash flows for cash generating units, including estimated allocations of regulatory capital
–Growth rate beyond initial cash flow projections
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control

Santander UK Group Holdings plc
Disclosure Of Significant Accounting Policies [Line Items]
Disclosure of Information about Key Judgements and Key Estimates

Key judgements:	–Determining the basis of investment impairment testing methodology, including the need for planning assumptions and internal capital allocations
Key estimates:	–Forecast cash flows for investments, including estimated allocations of regulatory capital
–Growth rate beyond initial cash flow projections
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control